Segment reporting - Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Percentage of revenues from customers	10.00%
MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 639,743	$ 256,874	$ 340,937
LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	456,002	180,912	369,476
Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	79,636	50,143	105,355
MR, LR2 and Handymax
Disclosure of major customers [line items]
Pool revenue	1,175,381	487,929	815,768
Scorpio MR Pool Limited | MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	639,743	256,874	340,937
Scorpio LR2 Pool Limited | LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	456,002	180,912	369,476
Scorpio Handymax Tanker Pool Limited | Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 79,636	$ 50,143	$ 105,355